Deposits - Summary of Maturity Schedule for Term Deposits (Detail) - Canada [member] - CAD ($) $ in Millions	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022
Disclosure Of Deposits [line items]
Term deposit	$ 317,648	$ 311,901	$ 284,037
Within three months [member]
Disclosure Of Deposits [line items]
Term deposit	64,875	67,485	53,656
Three to six months [member]
Disclosure Of Deposits [line items]
Term deposit	37,468	34,684	36,035
Six to twelve months [member]
Disclosure Of Deposits [line items]
Term deposit	73,025	68,819	62,891
One to 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	123,485	122,864	110,015
Over 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	$ 18,795	$ 18,049	$ 21,440